Convertible Note (Tables)	3 Months Ended
Mar. 31, 2023
Convertible Note
Summary of outstanding balance of Convertible Note

March 31, 2023
Beginning Balance – Par	$80,000,000
Unamortized Discount	(13,285,724)
Carrying Value	$66,714,276

Summary of assumptions used in the Binomial and Monte Carlo valuation models to determine the estimated fair value of the Convertible Note at the grant date

	March 31, 2023	March 30, 2023
Risk-free interest rate	3.70%	3.80%
Expected volatility	40%	40%
Expected dividend yield	—%	—%